UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-23439
Exact name of registrant as specified in charter:	ETF Opportunities Trust
Address of principal executive offices:	8730 Stony Point Parkway, Suite 205 Richmond, VA 23235
Name and address of agent for service	The Corporation Trust Co. Corporation Trust Center 1209 Orange St., Wilmington, DE 19801 With Copy to: John H. Lively Practus, LLP 11300 Tomahawk Creek Parkway, Suite 310 Leawood, KS 66211
Registrant’s telephone number, including area code:	(804) 267-7400
Date of fiscal year end:	March 31
Date of reporting period:	September 30, 2023

Formidable ETF Formidable Fortress ETF (the “Formidable ETFs”)

Item #1(a).	Reports to Stockholders.

SEMI-ANNUAL
REPORT

For the Six Months Ended September 30, 2023 (unaudited)

Formidable ETF
Formidable Fortress ETF

FORMIDABLE ETF FUNDS

Important Disclosure Statement

The Formidable ETF’s and Formidable Fortress ETF’s (the “Funds”) prospectus and summary prospectuses contain important information about the Funds’ investment objectives, potential risks, management fees, charges and expenses, and other information and should be read and considered carefully before investing. To obtain the Funds’ prospectus or summary prospectus containing this and other important information, please call 833-600-5704. Please read the prospectus and/ or summary prospectuses carefully before you invest. Foreside Fund Services, LLC is the distributor and Formidable Asset Management, LLC is the investment advisor.

The performance data quoted represents past performance and is not a guarantee of future results. Current performance of the Funds may be lower or higher than the performance data quoted. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Information provided with respect to the Funds’ Performance Data, Portfolio Holdings, Sector Weightings, Number of Holdings and Expense Ratios are as of September 30, 2023 and are subject to change at any time. For most recent information, please call 833-600-5704.

SEMI-ANNUAL REPORT

Formidable etf

Shareholder Letter September 30, 2023

Fellow Formidable ETF (“Fund”) Investors,

We thank you for your continued support during what can only be described as a tumultuous market.

The table below shows performance for the Fund versus the S&P Midcap 400® Index, a market-cap weighted index comprised of companies between the definitions of large and small cap, as well as peers, as defined by Morningstar. After strong performance during a severe drawdown in 2022, the Fund has not kept pace with the rebound in 2023, though it has outperformed since inception.

Index as of 9/30/2023	3-Month	6-Month	YTD	1-Year	2-Year	Calendar Year 2022	Inception[1]
Formidable ETF - Market	-6.35	-7.30	-6.07	-0.93	-2.31	-1.67	-3.52
Formidable ETF - NAV	-6.33	-7.61	-5.46	-0.51	-2.26	-2.24	-3.50
S&P Midcap 400® Index	-4.20	0.44	4.24	15.46	-2.19	-13.10	-5.98
Category	-3.89		4.04	14.02	N/A	-14.00	N/A
Rank	94		98	99	N/A	3	N/A

1Inception Date 4/29/2021. Returns over 1 year are annualized.

The performance data quoted represents past performance and does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. The gross expense ratio is 1.19%.

In terms of performance for the six-month period ending September 30, 2023, the Fund failed to keep pace with the Index. The Fund’s top-down approach, which has indicated “risk off” since late 2021, and hence has seen the Fund conservatively positioned, has been a key detractor. Speculation regarding easier Federal Reserve policy, the so-called ”pivot”, began gaining traction in in Q1 ‘23, and the emergency actions taken in the wake of the failure of Silicon Valley Bank infused temporary liquidity into the market, much to the benefit of highly valued, larger cap names. Our process did not indicate any change in conditions that would compel us to increase the portfolio’s risk profile. The Fund’s bias toward smaller cap stocks has also been a detractor, with small cap underperformance approaching levels last seen during the technology bubble. Similarly, dividend payers, which we tend to favor, have also underperformed by meaningful margins.

Our top-down framework suggests the economy is likely to slow due to the delayed effect of the Fed’s aggressive rate increases while inflation remains elevated. Accordingly, we are positioned for a challenging environment, given the incongruence between bond yields and stock valuations, which we do not

SEMI-ANNUAL REPORT

think are sustainable. We have been more aggressive in option call writing to generate income and have maintained exposure to tail hedging via put spreads on an exchange-traded fund (ETF) that tracks smaller cap companies as well as puts on a high yield bond index. We believe these to be inexpensive ways to mitigate against a sizable drawdown.

Again, we appreciate your investment in the Fund and look forward to providing you with future updates.

Sincerely,

Will Brown CEO and Portfolio Manager	Adam Eagleston, CFA CIO and Portfolio Manager

DISCLOSURES

This information is current as of the date of this material and is subject to change at any time, based on market and other conditions. Although taken from reliable sources, Formidable cannot guarantee the accuracy of the information received from third parties.

Before investing, carefully consider the Fund’s investment objectives, risks, charges and expenses. This and other information is in the prospectus and a summary prospectus, copies of which may be obtained by calling (833) 600-5704. Read the prospectus carefully before you invest.

Investing involves risk, including the possible loss of principal. Shares of any ETF are bought and sold at market price (not NAV), may trade at a discount or premium to NAV and are not individually redeemed from the Fund. Brokerage commissions will reduce returns.

Important Fund Risks:  Investing involves risks.  Principal loss is possible.

Non-Diversification Risk- The Fund is actively managed and non-diversified, meaning that it is permitted to invest a larger percentage of its assets in fewer issuers than diversified funds. Thus, the Fund may be more susceptible to adverse developments affecting any single issuer held in its portfolio and may be more susceptible to greater losses.

formidable etf

Shareholder Letter - continued September 30, 2023

SEMI-ANNUAL REPORT

Investment Strategy Risk- The Fund’s investments in securities that the Adviser believes will perform well in a certain macroeconomic environment may not perform as expected.

Derivatives Risk- The Fund may use derivative instruments such as put and call options on stocks and certain volatility-linked exchange-traded products. There is no guarantee that the use of these instruments by the Fund will work. The Fund’s use of derivatives may magnify losses for the Fund.

Mid and Small Capitalization Stock Risk- The value of mid and small capitalization company stocks or ETFs that invest in stocks of mid and small capitalization companies may be subject to more abrupt or erratic market movements.

Foreign Securities Risk- To the extent the Fund invests in foreign securities, it may be subject to additional risks not typically associated with investments in domestic securities.  These risks are greater for emerging markets.

REITs Risk- Investing in real estate investment trusts (“REITs”) involves unique risks.

Morningstar rankings are based on a fund’s average annual total return relative to all funds in the same Morningstar category. Fund performance used within the rankings, reflects certain fee waivers, without which, returns and Morningstar rankings would have been lower. The highest (or most favorable) percentile rank is 1 and the lowest (or least favorable) percentile rank is 100.”

Formidable Asset Management is the advisor to the Formidable Funds, all of which are distributed by Foreside Fund Services, LLC formidable etf

Shareholder Letter - continued September 30, 2023

SEMI-ANNUAL REPORT

Formidable ETF

Portfolio Composition as of September 30, 2023 (unaudited)

Holdings by Sector/Asset Class	Percentage of Net Assets
Common Stocks:
Energy	17.57%
Materials	13.76%
Industrial	13.01%
Communication Services	9.43%
Health Care	8.85%
Consumer Staples	8.82%
Utilities	4.90%
Real Estate	3.83%
Consumer Discretionary	2.55%
Financial	1.82%
Treasury Notes	9.37%
Purchased Options:
Put Options	0.52%
Total Investments	94.43%

Options Written:
Call Options	(0.54%)
Put Options	(0.07%)
Total Options Written	(0.61%)

FORMIDABLE ETF

Schedule of Investments September 30, 2023 (unaudited)

See Notes to Financial Statements

SEMI-ANNUAL REPORT

		Shares/Par	Value
84.54%	COMMON STOCKS

9.43%	COMMUNICATIONS SERVICES
	Activision Blizzard, Inc. (A)	21,609	$2,023,251
	Tegna, Inc. (A)	49,368	719,292
			2,742,543

2.55%	CONSUMER DISCRETIONARY
	PetMed Express, Inc. (A)	46,974	481,484
	RCI Hospitality Holdings, Inc.	4,293	260,413
			741,897

8.82%	CONSUMER STAPLES
	Altria Group, Inc. (A)	36,431	1,531,924
	British American Tobacco plc	33,062	1,038,477
			2,570,401

17.57%	ENERGY
	Alliance Resource Partners LP (A)	25,075	564,940
	Baytex Energy Corp. (A)	137,949	608,355
	Delek US Holdings, Inc. (A)	15,770	448,026
	Energy Transfer LP (A)	77,699	1,090,117
	Kinross Gold Corp. (A)	62,207	283,664
	Pioneer Natural Resources Co.	3,526	809,393
	Sitio Royalties Corp. (A)	33418	809,050
	The Williams Cos., Inc. (A)	14,794	498,410
			5,111,955

1.82%	FINANCIAL
	PayPal Holdings Inc. (A)	9,045	528,771

8.85%	HEALTH CARE
	BioAtla, Inc. (A)	160,294	272,500
	CytomX Therapeutics, Inc. (A)	318,111	410,363
	Mereo BioPharma Group plc (A)	331,914	428,169

See Notes to Financial Statements

SEMI-ANNUAL REPORT

FORMIDABLE ETF

Schedule of Investments - continued September 30, 2023 (unaudited)

		Shares/Par	Value
	Pfizer Inc. (A)	16,125	$534,866
	Royalty Pharma plc	34,191	927,944
			2,573,842

13.01%	INDUSTRIAL
	Acacia Research Corp.	554,362	2,023,421
	Flux Power Holdings, Inc.	380,477	1,308,841
	Grupo Aeroportuario del Centro	1,845	453,335
			3,785,597

13.76%	MATERIALS
	Agnico Eagle Mines Ltd. (A)	3,883	176,482
	Lithium Americas Corp. (A)	59,245	1,007,757
	Newmont Corp. (A)	15,606	576,642
	Rio Tinto plc (A)	8,505	541,258
	SilverCrest Metals, Inc. (A)	138,778	612,011
	Wheaton Precious Metals Corp. (A)	26,846	1,088,605
			4,002,755

3.83%	REAL ESTATE
	American Tower Corp. (A)	3,422	562,748
	Sun Communities, Inc. (A)	4,651	550,399
			1,113,147

4.90%	UTILITIES
	Algonquin Power & Utilties Corp.	105,037	621,819
	Brookfield Infrastructure Partners LLP (A)	27,290	802,326
			1,424,145

84.54%	TOTAL COMMON STOCKS
	(Cost: $28,988,328)		24,595,053

FORMIDABLE ETF

Schedule of Investments - continued September 30, 2023 (unaudited)

See Notes to Financial Statements

SEMI-ANNUAL REPORT

		Shares/Par	Value
9.37%	TREASURY NOTES
	US Treasury, 5.285%, 10/19/2023	652,000	$650,382
	US Treasury, 5.290%, 12/21/2023	2,100,000	2,075,376

	TOTAL TREASURY NOTES
	(Cost: $2,725,187)		2,725,758

0.52%	PURCHASED OPTIONS(B)

	PUT OPTIONS PURCHASED

	Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
	iShares iBoxx High Yield Corporate Bond ETF	1,375	$9,900,000	$72.00	10/19/2023	$20,625
	iShares iBoxx High Yield Corporate Bond ETF	750	5,475,000	73.00	10/19/2023	28,500
	iShares Russell 2000 ETF	100	1,767,400	176.00	10/19/2023	28,100
	iShares Russell 2000 ETF	200	3,534,800	178.00	10/19/2023	75,400

0.52%	TOTAL PURCHASED OPTIONS
	(Cost: $93,972)					152,625

94.43%	TOTAL INVESTMENTS
	(Cost: $31,807,487)					27,473,436
5.57%	Other assets, net of liabilities					1,620,006
100.00%	NET ASSETS					$29,093,442

(A)All or a portion of the security is held as collateral for options written.

(B)Non-income producing.

See Notes to Financial Statements

SEMI-ANNUAL REPORT

FORMIDABLE ETF

Schedule of Investments - continued September 30, 2023 (unaudited)

(0.61%)	OPTIONS WRITTEN(B)

(0.54%)	CALL OPTIONS

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
Acacia Research Corp	538	$(196,370)	$5.00	10/19/2023	$(2,690)
Activision Blizzard Inc.	216	(221,400)	90.00	10/19/2023	(99,360)
Agnico Eagle Mines LTD	10	(45,450)	55.00	10/19/2023	(40)
Alliance Resource Partner	60	(135,180)	22.50	10/19/2023	(3,300)
Altria Group, Inc.	75	(315,375)	46.00	11/2/2023	(375)
American Tower Corp.	34	(559,130)	200.00	10/19/2023	(170)
Baytex Energy Corp.	560	(246,960)	5.00	10/19/2023	(2,800)
Bioatla Inc	500	(85,000)	5.00	10/19/2023	(12,500)
Brookfield Infrastructure	80	(235,200)	35.00	11/16/2023	(800)
Cytomx Therapeutics Inc	29	(3,741)	2.50	11/16/2023	(897)
Delek US Holdings Inc.	25	(71,025)	30.00	10/19/2023	(1,300)
Energy Transfer LP	100	(140,300)	14.50	10/26/2023	(1,000)
Energy Transfer LP	100	(140,300)	15.00	11/16/2023	(800)
Kinross Gold Corp.	100	(45,600)	5.50	9/28/2023	(100)
Kinross Gold Corp.	100	(45,600)	6.00	11/16/2023	(200)
Lithium Americas Corp.	75	(127,575)	21.00	9/28/2023	(225)
Mereo Biopharma Group PLC	1,331	(171,699)	2.50	11/16/2023	(13,310)
Newmont Goldcorp Corp.	30	(110,850)	42.00	10/12/2023	(135)
Paypal Holdings Inc.	15	(87,690)	70.00	10/19/2023	(105)
Petmed Express Inc	469	(480,725)	12.50	10/19/2023	(2,345)
Pfizer, Inc	40	(132,680)	35.00	11/2/2023	(1,640)
Rio Tinto PLC ADR	25	(159,100)	70.00	10/19/2023	(475)

FORMIDABLE ETF

Schedule of Investments - continued September 30, 2023 (unaudited)

See Notes to Financial Statements

SEMI-ANNUAL REPORT

	Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
	Silvercrest Metals Inc.	387	$(170,667)	$6.00	10/19/2023	$(1,935)
	Sitio Royalties Corp	80	(193,680)	30.00	10/19/2023	(800)
	Sun Communities Inc.	15	(177,510)	140.00	11/16/2023	(7,050)
	Tegna, Inc.	150	(218,550)	17.00	11/16/2023	(1,875)
	The Williams Cos., Inc.	40	(134,760)	36.00	10/26/2023	(400)
	Wheaton Precious Metals	30	(121,650)	48.00	10/26/2023	(450)

(0.54%)	TOTAL CALL OPTIONS WRITTEN
	(Premiums received: $149,698)					(157,077)

(0.07%)	PUT OPTIONS
	iShares Russell 2000 ETF	100	(1,767,400)	166.00	10/19/2023	(5,600)
	iShares Russell 2000 ETF	200	(3,534,800)	168.00	10/19/2023	(14,600)

(0.07%)	TOTAL PUT OPTIONS WRITTEN
	(Premiums received: $10,964)					(20,200)

(0.61%)	TOTAL OPTIONS WRITTEN
	(Premiums received: $160,662)					$(177,277)

(B)Non-income producing.

SEMI-ANNUAL REPORT

formidable fortress etf

Shareholder Letter September 30, 2023

Fellow Formidable Fortress ETF (“Fund”) Investors,

We thank you for your continued support during what can only be described as a tumultuous market.

The table below shows performance for the Fund versus the S&P 500® Index (“Index”), a market-cap weighted index reflecting the largest U.S. companies, as well as peers, as defined by Morningstar. In what has been a challenging environment, we are pleased that the Fund, since its inception, has met our expectations in terms of protecting capital during declines while participating in equity rallies. Additionally, the Fund has performed well against its peers, thanks in part to our focus on what we consider to be higher quality companies.

Returns as of 9/30/2023	3-Month	6-Month	YTD	1-Year	2-Year	Calendar Year 2022	Inception[1]
Formidable Fortress ETF - Market	0.32	0.84	6.65	15.28	2.66	-9.65	0.61
Formidable Fortress ETF - NAV	0.30	0.76	6.50	15.51	2.58	-9.48	0.56
S&P 500® INDEX	-3.27	5.18	13.06	21.59	2.76	-18.13	1.84
Category	-3.89		4.04	14.02	N/A	-14.00	N/A
Rank	4		23	32	N/A	16	N/A

1Inception Date 7/21/2021. Returns over 1 year are annualized.

The performance data quoted represents past performance and does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. The gross expense ratio is 0.89%.

In terms of performance for the six-month period ending September 30, 2023, the Fund’s 0.84% gain lagged the 5.18% return of the S&P 500® Index. The largest detractors to performance were an underweight to the Information Technology sector, as well as lagging stock selection in the sector. As mentioned, the Index is market-cap weighted, and during the above-referenced period, the outsized return for the Index was a function of over-performance by its largest components, often referred to as the “Magnificent Seven.” These stocks, which are generally technology oriented, posted sizable gains, dragging the Index higher. Conversely, an equally weighted (as opposed to market-cap weighted) version of the Index declined a little over 1% during this period.

The quantitative portion of the process drives the Fund’s investable universe. However, within this process, we have discretion to place a greater emphasis on certain factors not considered quantitatively. To that end, we have also

SEMI-ANNUAL REPORT

placed a greater emphasis on valuation in light of the challenge higher rates cause for longer duration, i.e., more highly valued, companies. We think these tactical decisions are prudent in light of the macroeconomic environment our top-down framework suggests is likely to face us during the remainder of 2023 and into 2024.

We have also been more aggressive in option call writing to generate income and have maintained the Fund’s exposure to tail hedging via put spreads on an exchange-traded fund (ETF) that tracks the Index, which we believe to be an inexpensive way to mitigate against a sizable drawdown.

Again, we appreciate your investment in the Fund and look forward to providing you with future updates.

Sincerely,

Will Brown CEO and Portfolio Manager	Adam Eagleston, CFA CIO and Portfolio Manager

DISCLOSURES

This information is current as of the date of this material and is subject to change at any time, based on market and other conditions. Although taken from reliable sources, Formidable cannot guarantee the accuracy of the information received from third parties.

Before investing, carefully consider the Fund’s investment objectives, risks, charges and expenses. This and other information is in the prospectus and a summary prospectus, copies of which may be obtained by calling (833) 600-5704. Read the prospectus carefully before you invest.

Investing involves risk, including the possible loss of principal. Shares of any ETF are bought and sold at market price (not NAV), may trade at a discount or premium to NAV and are not individually redeemed from the Fund. Brokerage commissions will reduce returns.

formidable fortress etf

Shareholder Letter - continued September 30, 2023

SEMI-ANNUAL REPORT

Important Fund Risks:  Investing involves risks. Principal loss is possible.

Non-Diversification Risk- The Fund is actively managed and non-diversified, meaning that it is permitted to invest a larger percentage of its assets in fewer issuers than diversified funds. Thus, the Fund may be more susceptible to adverse developments affecting any single issuer held in its portfolio and may be more susceptible to greater losses.

Investment Strategy Risk- The Fund’s investments in securities that the Adviser believes will perform well in a certain macroeconomic environment may not perform as expected.

Derivatives Risk- The Fund may use derivative instruments such as put and call options on stocks and certain volatility-linked exchange-traded products. There is no guarantee that the use of these instruments by the Fund will work. The Fund’s use of derivatives may magnify losses for the Fund.

Mid Capitalization Stock Risk- The value of mid capitalization company stocks or ETFs that invest in stocks of mid capitalization companies may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general.

Foreign Securities Risk- To the extent the Fund invests in foreign securities, it may be subject to additional risks not typically associated with investments in domestic securities.  These risks are greater for emerging markets.

REITs Risk- Investing in real estate investment trusts (“REITs”) involves unique risks.

Formidable Asset Management is the advisor to the Formidable Funds, all of which are distributed by Foreside Fund Services, LLC formidable fortress etf

Shareholder Letter - continued September 30, 2023

SEMI-ANNUAL REPORT

Formidable Fortress ETF

Portfolio Compositionas of September 30, 2023 (unaudited)

Holdings by Sector/Asset Class	Percentage of Net Assets
Common Stocks:
Industrial	18.37%
Health Care	15.34%
Information Technology	12.13%
Financial	11.96%
Real Estate	8.92%
Energy	7.31%
Communications Services	6.68%
Consumer Staples	5.91%
Materials	2.88%
Treasury Notes	7.11%
Purchased Options:
Put Options	1.10%
Total Investments	97.71%

Options Written:
Call Options	(0.27%)
Put Options	(0.44%)
Total Options Written	(0.71%)

See Notes to Financial Statements

SEMI-ANNUAL REPORT

FORMIDABLE fortress ETF

Schedule of Investments September 30, 2023 (unaudited)

		Shares/Par	Value
89.50%	COMMON STOCKS

6.68%	COMMUNICATIONS SERVICES
	Activision Blizzard, Inc. (A)	18,838	$1,763,802

5.91%	CONSUMER STAPLES
	Archer-Daniels-Midland Co. (A)	10,196	768,983
	Monster Beverage Corp. (A)	14,954	791,814
			1,560,797

7.31%	ENERGY
	Coterra Energy Inc. (A)	31,249	845,286
	Texas Pacific Land Corp.	595	1,085,018
			1,930,304

11.96%	FINANCIAL
	Erie Indemnity Co. (A)	2,771	814,092
	Interactive Brokers Group, Inc. (A)	9,483	820,848
	MarketAxess Holdings, Inc. (A)	3,437	734,281
	S&P Global Inc. (A)	2,163	790,382
			3,159,603

15.34%	HEALTH CARE
	Chemed Corp.	1,712	889,726
	Regeneron Pharmaceuticals, Inc.	803	660,837
	United Therapeutics Corp. (A)	3,626	819,005
	Vertex Pharmaceuticals, Inc. (A)	2,434	846,399
	West Pharmaceutical Services, Inc. (A)	2,225	834,842
			4,050,809

18.37%	INDUSTRIAL
	Expeditors International of Washington, Inc. (A)	7,323	839,435
	Fastenal Co. (A)	14,530	793,919
	Graco, Inc. (A)	11,141	811,956

FORMIDABLE fortress ETF

Schedule of Investments - continued September 30, 2023 (unaudited)

See Notes to Financial Statements

SEMI-ANNUAL REPORT

		Shares/Par	Value
	Nordson Corp.	3,532	$788,236
	Robert Half International, Inc. (A)	11,273	826,085
	Snap-on, Inc. (A)	3,109	792,982
			4,852,613

12.13%	INFORMATION TECHNOLOGY
	Amdocs Ltd.	9,527	804,936
	Automatic Data Processing, Inc. (A)	3,332	801,613
	Cisco Sysems, Inc. (A)	14,696	790,057
	Jack Henry & Associates, Inc. (A)	5,335	806,332
			3,202,938

2.88%	MATERIALS
	Reliance Steel & Aluminum Co. (A)	2,900	760,467

8.92%	REAL ESTATE
	Camden Property Trust (A)	7,892	746,425
	Gaming and Leisure Properties (A)	18,003	820,037
	Public Storage (A)	2,994	788,979
			2,355,441

89.50%	TOTAL COMMON STOCKS
	(Cost: $22,936,995)		23,636,774

7.11%	TREASURY NOTES
	US Treasury, 5.290%, 12/21/2023	1,900,000	1,877,722

7.11%	TOTAL TREASURY NOTES
	(Cost: $1,877,278)		1,877,722

0.00%	WARRANTS

0.00%	HEALTH CARE
	Abiomed, Inc. - CVR(A)(C)		—

0.00%	TOTAL WARRANTS
	(Cost: $-)		—

See Notes to Financial Statements

SEMI-ANNUAL REPORT

FORMIDABLE fortress ETF

Schedule of Investments - continued September 30, 2023 (unaudited)

1.10%	PURCHASED OPTIONS

PUT PURCHASED OPTIONS(A)

	Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
	SPDR S&P 500 ETF Trust	125	$5,343,500	$440.00	10/19/23	$167,250
	SPDR S&P 500 ETF Trust	75	3,206,100	435.00	10/19/23	71,700
	SPDR S&P 500 ETF Trust	50	2,137,400	416.00	10/26/23	16,350
	SPDR S&P 500 ETF Trust	50	2,137,400	430.00	10/19/23	34,300

1.10%	TOTAL PURCHASED OPTIONS
	(Cost: $102,091)					289,600

97.71%	TOTAL INVESTMENTS
	(Cost: $24,916,364)					25,804,096
2.29%	Other assets, net of liabilities					605,571
100.00%	NET ASSETS					$26,409,667

(A)All or a portion of the secuity is held as collateral for options written.

(B)Non-income producing.

(C)The warrant is a Level 3 security. See Note 1.

CVR - Contingent Value Rights

FORMIDABLE fortress ETF

Schedule of Investments - continued September 30, 2023 (unaudited)

See Notes to Financial Statements

SEMI-ANNUAL REPORT

(0.71%)	OPTIONS WRITTEN(B)

(0.27%)	CALL OPTIONS

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
Aricher-Daniels-Midland Co.	30	$(226,260)	$83.00	10/26/2023	$(750)
Automatic Data Processing	10	(240,580)	260.00	10/26/2023	(825)
Activision Blizzard, Inc.	76	(711,588)	90.00	10/19/2023	(34,960)
Camden Property Trust	20	(189,160)	110.00	10/19/2023	(100)
Cisco Systems, Inc.	40	(215,040)	56.00	11/2/2023	(1,080)
Coterra Eneercotterra Energy	65	(175,825)	31.00	10/19/2023	(455)
Erie Indemnity Co.	8	(235,032)	320.00	10/19/2023	(980)
Expeditors International of Washington, Inc.	20	(229,260)	125.00	10/19/2023	(3,700)
Fastenal Co.	15	(81,960)	62.50	10/19/2023	(15)
Fastenal Co.	25	(136,600)	60.00	11/16/2023	(625)
Graco Inc.	30	(218,640)	85.00	10/19/2023	(14,400)
Gaming and Leisure Property	50	(227,500)	49.75	10/19/2023	(750)
Interactive Brokers Group	30	(259,680)	105.00	10/19/2023	(2,250)
Jack Henry & Associates	15	(226,710)	170.00	11/16/2023	(1,875)
Marketaxess Holdings, Inc.	8	(170,880)	260.00	10/19/2023	(1,940)
Monster Beverage Corp.	30	(158,850)	60.00	10/19/2023	(90)
Public Storage	8	(210,816)	290.00	10/19/2023	(200)
Robert Half International	25	(183,200)	80.00	10/19/2023	(750)
Reliance Steel & Aluminum	8	(209,784)	290.00	10/19/2023	(300)
Snap-On Inc.	10	(255,060)	280.00	10/16/2023	(625)
S&P Global Inc.	5	(182,705)	390.00	10/26/2023	(1,025)
United Therapeutics Corp.	10	(225,870)	240.00	10/19/2023	(950)

See Notes to Financial Statements

SEMI-ANNUAL REPORT

FORMIDABLE fortress ETF

Schedule of Investments - continued September 30, 2023 (unaudited)

	Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
	Vertex Pharmaceuticals	8	(278,192)	385.00	10/26/2023	$(1,040)
	West Pharmaceutical Service	5	(187,605)	430.00	11/16/2023	(875)
						(70,560)

(0.27%)	TOTAL CALL OPTIONS WRITTEN
	(Premiums received: $51,038)					(70,560)

(0.44%)	PUT OPTIONS
	Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
	SPDR S&P 500 ETF Trust	75	$(3,324,600)	$390.00	06/29/23	$(25,725)
	SPDR S&P 500 ETF Trust	175	(7,757,400)	405.00	07/20/23	(85,050)
	SPDR S&P 500 ETF Trust	50	(2,216,400)	410.00	08/17/23	(6,850)

(0.44%)	TOTAL PUT OPTIONS WRITTEN
	(Premiums received: $42,058)					(117,625)

(0.71%)	TOTAL OPTIONS WRITTEN
	(Premiums received: $93,096)					$(188,185)

(B)Non-income producing.

FORMIDABLE ETF FUNDS

Statements of Assets and Liabilities September 30, 2023 (unaudited)

See Notes to Financial Statements

SEMI-ANNUAL REPORT

	Formidable ETF	Formidable Fortress ETF
ASSETS
Investments at value(1) (Note 1)	$27,473,436	$25,804,096
Cash	959,325	528,025
Cash held at broker	791,194	269,085
Dividends receivable	76,177	16,201
TOTAL ASSETS	29,300,132	26,617,407

LIABILITIES
Accrued advisory fees (Note 2)	29,413	19,555
Options written, at value(2) (Note 1)	177,277	188,185
TOTAL LIABILITIES	206,690	207,740
NET ASSETS	$29,093,442	$26,409,667

Net Assets Consist of:
Paid-in capital	$36,132,646	$26,595,852
Distributable earnings (accumulated deficits)	(7,039,204)	(186,185)
Net Assets	$29,093,442	$26,409,667

NET ASSET VALUE PER SHARE
Net Assets	$29,093,442	$26,409,667
Shares Outstanding (unlimited number of shares of beneficial interest authorized without par value)	1,325,000	1,050,000
Net Asset Value and Offering Price Per Share	$21.96	$25.15

(1)Identified cost of:	$31,807,487	$24,916,364
(2)Premiums received of:	$160,662	$93,096

See Notes to Financial Statements

SEMI-ANNUAL REPORT

FORMIDABLE ETF FUNDS

Statements of OperationsSix Months Ended September 30, 2023 (unaudited)

	Formidable ETF	Formidable Fortress ETF
INVESTMENT INCOME
Dividends(1)	$760,133	$202,621
Interest	48,868	32,799
Total investment income	809,001	235,420

EXPENSES
Investment Advisory fees (Note 2)	185,033	115,751
Total expenses	185,033	115,751

Net investment income (loss)	623,968	119,669

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments	(146,853)	263,242
Net realized gain (loss) on options purchased	(735,134)	(554,286)
Net realized gain (loss) on options written	546,915	323,120
Total net realized gain (loss)	(335,072)	32,076
Change in unrealized appreciation (depreciation) of investments	(2,858,982)	(140,802)
Change in unrealized appreciation (depreciation) of options purchased	261,091	376,643
Change in unrealized appreciation (depreciation) of options written	(82,882)	(115,235)
Total change in unrealized appreciation (depreciation) of investments	(2,680,773)	120,606
Net realized and unrealized gain (loss)	(3,015,845)	152,682

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$(2,391,877)	$272,351

(1) Net of foreign tax withheld of:	$10,375	$—

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FORMIDABLE ETF FUNDS

Statements of Changes in Net Assets

See Notes to Financial Statements

23

SEMI-ANNUAL REPORT

FORMIDABLE ETF FUNDS

Statements of Changes in Net Assets

See Notes to Financial Statements

SEMI-ANNUAL REPORT

	Formidable ETF		Formidable Fortress ETF
	Six Months Ended September 30, 2023 (unaudited)	Year Ended March 31, 2023	Six Months Ended September 30, 2023 (unaudited)	Year Ended March 31, 2023
INCREASE (DECREASE) NET ASSETS FROM

OPERATIONS
Net investment income (loss)	$623,968	$396,106	$119,669	$117,601
Net realized gain (loss) on investments, options purchased and options written	(335,072)	(913,934)	32,076	(245,375)
Change in unrealized appreciation (depreciation) of investments, options purchased and options written	(2,680,773)	(973,505)	120,606	1,190,642
Increase (decrease) in net assets from operations	(2,391,877)	(1,491,333)	272,351	1,062,868

DISTRIBUTIONS TO SHAREHOLDERS
Ordinary income	—	(998,837)	—	(118,841)
Return of capital	—	—	—	(3,759)
Decrease in net assets from distributions	—	(998,837)	—	(122,600)

CAPITAL STOCK TRANSACTIONS (NOTE 5)
Proceeds from shares issued	569,711	12,326,123	5,562,549	8,673,156
Cost of shares redeemed	(574,895)	(4,400,830)	(3,759,337)	(4,827,633)
Increase (decrease) in net assets from capital stock transactions	(5,184)	7,925,293	1,803,212	3,845,523

NET ASSETS
Increase (decrease) during period	(2,397,061)	5,435,123	2,075,563	4,785,791
Beginning of period	31,490,503	26,055,380	24,334,104	19,548,313

End of period	$29,093,442	$31,490,503	$26,409,667	$24,334,104

See Notes to Financial Statements

SEMI-ANNUAL REPORT

FORMIDABLE ETF

Financial HighlightsSelected Per Share Data Throughout Each Period

	Six Months Ended September 30, 2023 (unaudited)	Year Ended March 31, 2023	April 29, 2021(2) through March 31, 2022
Net asset value, beginning of period	$23.77	$26.06	$25.00
Investment activities
Net investment income (loss)(1)	0.47	0.34	0.23
Net realized and unrealized gain (loss) on investments	(2.28)	(1.76)	1.00
Total from investment activities	(1.81)	(1.42)	1.23
Distributions
Net investment income	—	(0.87)	(0.17)
Total distributions	—	(0.87)	(0.17)
Net asset value, end of period	$21.96	$23.77	$26.06

Total Return(3)	(7.61%)	(5.39%)	4.93%
Ratios/Supplemental Data
Ratios to average net assets(4)
Expenses	1.19%	1.19%	1.19%
Net investment income (loss)	4.01%	1.42%	1.02%
Portfolio turnover rate(5)	18.40%	59.95%	172.44%
Net assets, end of period (000’s)	$29,093	$31,491	$26,055

(1)Per share amounts calculated using the average shares outstanding during the period.

(2)Commencement of operations.

(3)Total return is for the period indicated and has not been annualized for periods less than one year.

(4)Ratios to average net assets have been annualized for periods less than one year.

(5)Portfolio turnover rate is for the period indicated, excludes effect of securities received or delivered from processing in-kind creations or redemptions, and has not been annualized for periods less than one year.

FORMIDABLE FORTRESS ETF

Financial HighlightsSelected Per Share Data Throughout Each Period

See Notes to Financial Statements

SEMI-ANNUAL REPORT

	Six Months Ended September 30, 2023 (unaudited)	Year Ended March 31, 2023	July 21, 2021(2) through March 31, 2022
Net asset value, beginning of period	$24.96	$24.44	$25.00
Investment activities
Net investment income (loss)(1)	0.12	0.12	0.04
Net realized and unrealized gain (loss) on investments	0.07	0.52	(0.57)
Total from investment activities	0.19	0.64	(0.53)
Distributions
Net investment income	—	(0.12)	(0.03)
Return of capital	—	— (3)	—
Total distributions	—	(0.12)	(0.03)
Net asset value, end of period	$25.15	$24.96	$24.44

Total Return(4)	0.76%	2.64%	(2.15%)
Ratios/Supplemental Data
Ratios to average net assets(5)
Expenses	0.89%	0.89%	0.89%
Net investment income (loss)	0.92%	0.51%	0.22%
Portfolio turnover rate(6)	25.30%	41.20%	35.71%
Net assets, end of period (000’s)	$26,410	$24,334	$19,548

(1)Per share amounts calculated using the average shares outstanding during the period.

(2)Commencement of operations.

(3)Less than 0.005 per share.

(4)Total return is for the period indicated and has not been annualized for periods less than one year.

(5)Ratios to average net assets have been annualized for periods less than one year.

(6)Portfolio turnover rate is for the period indicated, excludes effect of securities received or delivered from processing in-kind creations or redemptions, and has not been annualized for periods less than one year.

SEMI-ANNUAL REPORT

FORMIDABLE ETF FUNDS

Notes to Financial Statements September 30, 2023 (unaudited)

NOTE 1 – ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Formidable ETF and the Formidable Fortress ETF (each a “Fund” and collectively, the “Funds”) are non-diversified series of ETF Opportunities Trust, a Delaware statutory trust (the “Trust”) which was organized on March 18, 2019 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The offering of the Funds’ shares is registered under the Securities Act of 1933. The Formidable ETF (the “Formidable Fund”) commenced operations on April 29, 2021 and the Formidable Fortress ETF (the “Formidable Fortress Fund”) commenced operations on July 21, 2021.

The Funds’ objective is to seek to achieve long-term capital appreciation.

The following is a summary of significant accounting policies consistently followed by the Funds. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies”.

Security Valuation

The Funds record investments, including warrants, at fair value. Generally, the Funds’ domestic securities (including underlying ETFs which hold portfolio securities primarily listed on foreign (non-U.S.) exchanges) are valued each day at the last quoted sales price on each security’s primary exchange. Securities traded or dealt in upon one or more securities exchanges for which market quotations are readily available and not subject to restrictions against resale shall be valued at the last quoted sales price on the primary exchange or, in the absence of a sale on the primary exchange, at the mean between the current bid and ask prices on such exchange. Securities primarily traded in the NASDAQ National Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price. Exchange traded options are valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices on the exchange on which such options are traded. Warrants which are traded on an exchange are valued at their last quoted price as of the valuation date. Although the Board is ultimately responsible for fair value determinations under Rule 2a-5 of the 1940 Act, the Board has delegated day-to-day responsibility for oversight of the valuation of the Fund’s assets to Formidable Asset Management, LLC (the “Advisor”) as the Valuation Designee pursuant to the Funds’ policies and procedures. Securities that are not traded or dealt in any securities exchange (whether domestic or

SEMI-ANNUAL REPORT

FORMIDABLE ETF FUNDS

Notes to Financial Statements - continued September 30, 2023 (unaudited)

foreign) and for which over-the-counter market quotations are readily available generally shall be valued at the last sale price or, in the absence of a sale, at the mean between the current bid and ask price on such over-the-counter market.

FLexible EXchange® Options (“FLEX Options”) are valued by a pricing service which utilizes an options pricing model. Factors used by the model may include observable and unobservable inputs, including the strike price and maturity date of the option, implied volatility and the level of the underlying reference entity. FLEX Options are European-style options and can only be exercised on the expiration date.

The Funds have a policy that contemplates the use of fair value pricing to determine the net asset value (“NAV”) per share of each Fund when market prices are unavailable as well as under special circumstances, such as: (i) if the primary market for a portfolio security suspends or limits trading or price movements of the security; and (ii) when an event occurs after the close of the exchange on which a portfolio security is principally traded that is likely to have changed the value of the security. Since most of the Funds’ investments are traded on U.S. securities exchanges, it is anticipated that the use of fair value pricing will be limited.

When the Funds use fair value pricing to determine the NAV per share of the Funds, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Valuation Designee believes accurately reflects fair value. Any method used will be approved by the Board and results will be monitored to evaluate accuracy. The Funds’ policy is intended to result in a calculation of the Funds’ NAV that fairly reflects security values as of the time of pricing.

The Funds have adopted fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs used to develop the measurements of fair value. These inputs are summarized in the three broad levels listed below.

Various inputs are used in determining the value of the Funds’ investments. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

SEMI-ANNUAL REPORT

FORMIDABLE ETF FUNDS

Notes to Financial Statements - continued September 30, 2023 (unaudited)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the level of inputs used to value the Funds’ investments as of September 30, 2023:

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs		Total
Formidable ETF
Assets
Common Stocks	$24,595,053	$—	$—		$24,595,053
Treasury Notes	—	2,725,758	—		2,725,758
Options Purchased	—	152,625	—		152,625
	$24,595,053	$2,878,383	$—		$27,473,436
Liabilities
Options Written	$—	$(177,277)	$—		$(177,277)

Formidable Fortress ETF
Assets
Common Stocks	$23,636,774	$—	$—		$23,636,774
Treasury Notes	—	1,877,722	—		1,877,722
Warrants	—	—	—	*	—
Options Purchased	—	289,600	—		289,600
	$23,636,774	$2,167,322	$—		$25,804,096
Liabilities
Options Written	$—	$(188,185)	$—		$(188,185)

*The Level 3 security has zero value.

Refer to the Funds’ Schedules of Investments for a listing of the securities by type and sector.

As of September 30, 2023, the Formidable Fortress ETF held assets in which significant unobservable inputs were used determining fair value (Level 3). These assets were valued at $0.00 (0.00% of net assets). As the value of the Level 3 security is not material to the financial statements, no additional Level 3 disclosures are presented.

SEMI-ANNUAL REPORT

FORMIDABLE ETF FUNDS

Notes to Financial Statements - continued September 30, 2023 (unaudited)

Security Transactions and Income

Security transactions are accounted for on the trade date. The cost of securities sold is determined generally on specific identification basis. Realized gains and losses from security transactions are determined on the basis of identified cost for book and tax purposes. Dividends are recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules.

Warrants

The Fund may invest in warrants. Warrants are options to purchase equity securities at a specific price, or receive contingent payments, for a specific period of time. They do not represent ownership of the securities, but only the right to buy them. Hence, warrants have no voting rights, pay no dividends and have no rights with respect to the assets of the corporation issuing them. The value of warrants is derived solely from capital appreciation of the underlying equity securities. Warrants differ from call options in that the underlying corporation issues warrants, whereas call options may be written by anyone.

Accounting Estimates

In preparing financial statements in conformity with GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of investment income and expenses during the reporting period. Actual results could differ from those estimates.

Federal Income Taxes

The Funds have complied and intend to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. The Funds also intend to distribute sufficient net investment income and net capital gains, if any, so that they will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise provision is required.

Management has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken in the Funds’ tax returns. The Funds have no examinations in progress and management is not aware of

SEMI-ANNUAL REPORT

FORMIDABLE ETF FUNDS

Notes to Financial Statements - continued September 30, 2023 (unaudited)

any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Interest and penalties, if any, associated with any federal or state income tax obligations are recorded as income tax expense as incurred.

Reclassification of Capital Accounts

GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. For the six months ended September 30, 2023, there were no such reclassifications.

Dividends and Distributions

Dividends from net investment income, if any, are declared and paid quarterly by the Funds. The Funds distribute their net realized capital gains, if any, to shareholders annually. The Funds may also pay a special distribution at the end of a calendar year to comply with federal tax requirements. All distributions are recorded on the ex-dividend date.

Creation Units

The Funds issue and redeem shares to certain institutional investors (typically market makers or other broker-dealers) only in large blocks of at least 10,000 shares known as “Creation Units.” Purchasers of Creation Units (“Authorized Participants”) will be required to pay to Citibank, N.A. (the “Custodian”) a fixed transaction fee (“Creation Transaction Fee”) in connection with creation orders that is intended to offset the transfer and other transaction costs associated with the issuance of Creation Units. The standard Creation Transaction Fee will be the same regardless of the number of Creation Units purchased by an investor on the applicable Business Day. The Creation Transaction Fee charged by the Custodian for each creation order is $250. Authorized Participants wishing to redeem shares will be required to pay to the Custodian a fixed transaction fee (“Redemption Transaction Fee”) to offset the transfer and other transaction costs associated with the redemption of Creation Units. The standard Redemption Transaction Fee will be the same regardless of the number of Creation Units redeemed by an investor on the applicable Business Day. The Redemption Transaction Fee charged by the Custodian for each redemption order is $250.

Except when aggregated in Creation Units, shares are not redeemable securities. Shares of the Funds may only be purchased or redeemed by Authorized Participants. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System

SEMI-ANNUAL REPORT

FORMIDABLE ETF FUNDS

Notes to Financial Statements - continued September 30, 2023 (unaudited)

of the National Securities Clearing Corporation or (ii) a Depository Trust Company (“DTC”) participant and, in each case, must have executed an agreement with the Funds’ principal underwriter (the “Distributor”) with respect to creations and redemptions of Creation Units (“Participation Agreement”). Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the shares directly from the Fund. Rather, most retail investors will purchase shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees. The following table discloses the Creation Unit breakdown based on the NAV as of September 30, 2023:

	Creation Unit Shares	Creation Transaction Fee	Value
Formidable ETF	10,000	$250	$219,600
Formidable Fortress ETF	10,000	$250	$251,500

To the extent contemplated by a participant agreement, in the event an Authorized Participant has submitted a redemption request in proper form but is unable to transfer all or part of the shares comprising a Creation Unit to be redeemed to the Distributor, on behalf of the Funds, by the time as set forth in a participant agreement, the Distributor may nonetheless accept the redemption request in reliance on the undertaking by the Authorized Participant to deliver the missing shares as soon as possible, which undertaking shall be secured by the Authorized Participant’s delivery and maintenance of collateral equal to a percentage of the value of the missing shares as specified in the participant agreement. A participant agreement may permit the Funds to use such collateral to purchase the missing shares, and could subject an Authorized Participant to liability for any shortfall between the cost of the Funds acquiring such shares and the value of the collateral. Amounts are disclosed as Segregated Cash Balance from Authorized Participants for Deposit Securities and Collateral Payable upon Return of Deposit Securities on the Statements of Assets and Liabilities, when applicable.

Officers and Trustees Indemnification

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts with its vendors and others that provide for general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds. However, based on experience, the Funds expect that risk of loss to be remote.

SEMI-ANNUAL REPORT

FORMIDABLE ETF FUNDS

Notes to Financial Statements - continued September 30, 2023 (unaudited)

Derivatives

The Funds’ derivative investments may include, among other instruments: (i) options; (ii) volatility-linked ETFs; and (iii) volatility-linked exchange-traded notes (“ETNs”). These derivatives will be used to hedge risks associated with the Fund’s other portfolio investments. The Funds’ may also use derivatives to create income by writing covered call options. In writing covered calls, the Fund sells an option on a security that the Fund owns in exchange for a premium (i.e., income). FLEX Options, whose customized exercise prices and expiration dates allow the Fund to more precisely implement its investment strategy than through what could be achieved through the use of standardized option contracts. Options are subject to equity price risk that arises from the possibility that equity security prices will fluctuate affecting the value of the options. As a result of the Funds’ use of derivatives, each Fund may have economic leverage, which means the sum of the Fund’s investment exposures through its use of derivatives may exceed the amount of assets invested in the Fund, although these exposures may vary over time. The Funds have adopted policies and procedures pursuant to Rule 18f-4 of the Act 1940 relating to the use of derivatives.

The following are the derivatives held by each Fund on September 30, 2023.

Fund	Derivative	Value Asset Derivatives
Formidable ETF	Put Options Purchased	$152,625	*
Formidable Fortress ETF	Put Options Purchased	$289,600	*

Fund	Derivative	Value Liability Derivatives
Formidable ETF	Call Options Written	$(157,077)
Formidable ETF	Put Options Written	(20,200)
		$(177,277	)**

Formidable Fortress ETF	Call Options Written	$(70,560)
Formidable Fortress ETF	Put Options Written	(117,625)
		$(188,185	)**

*Statements of Assets and Liabilities location: Investments at value.

**Statements of Assets and Liabilities location: Options written, at value.

SEMI-ANNUAL REPORT

FORMIDABLE ETF FUNDS

Notes to Financial Statements - continued September 30, 2023 (unaudited)

The effect of derivative instruments on the Statements of Operations and whose underlying risk exposure is equity price risk for the six months ended September 30, 2023 is as follows:

Formidable ETF	Realized Gain (Loss) on Derivatives Recognized in Income*	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income**
Put Options Purchased	$(735,134)	$261,091

Put Options Written	$30,216	$(58,767)
Call Options Written	516,699	(24,115)
	$546,915	$(82,882)
Formidable Fortress ETF
Put Options Purchased	$(554,286)	$376,643

Put Options Written	$246,641	$(103,898)
Call Options Written	76,479	(11,337)
	$323,120	$(115,235)

*Statements of Operations location: Net realized gain (loss) on options purchased and options written, respectively.

**Statements of Operations location: Change in unrealized appreciation (depreciation) on options purchased and options written, respectively.

The effect of the derivative instruments on the Statements of Operations for the six months ended September 30, 2023, serve as indicators of the volume of financial derivative activity for the Funds. The following indicates the average monthly volume for the period:

Fund	Average notional value of:
Formidable ETF	Purchased Options	$23,706,665
Formidable ETF	Written Options	(13,822,712)
Formidable Fortress ETF	Purchased Options	14,929,983
Formidable Fortress ETF	Written Options	(18,128,278)

SEMI-ANNUAL REPORT

FORMIDABLE ETF FUNDS

Notes to Financial Statements - continued September 30, 2023 (unaudited)

NOTE 2 – INVESTMENT ADVISORY AND DISTRIBUTION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

The Advisor currently provides investment advisory services pursuant to an investment advisory agreement (the “Advisory Agreement”). Under the terms of the Advisory Agreement, the Advisor is responsible for the day-to-day management of each of the Funds’ investments. The Advisor also: (i) furnishes the Funds with office space and certain administrative services; (ii) provides guidance and policy direction in connection with its daily management of each Fund’s assets, subject to the authority of the Board; and (iii) is responsible for oversight of the Funds’ sub-advisor. Under the Advisory Agreement, the Advisor has agreed, at its own expense and without reimbursement from the Funds, to pay all expenses of each Fund, except for: the fee paid to the Advisor pursuant to the Advisory Agreement, interest expenses, taxes, acquired fund fees and expenses, brokerage commissions and any other portfolio transaction related expenses and fees arising out of transactions effected on behalf of the Funds, credit facility fees and expenses, including interest expenses, and litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Funds’ business.

For its services with respect to the Funds, the Advisor is entitled to receive an annual advisory fee, calculated daily and payable monthly as a percentage of the Funds’ daily net assets at the following rates: Formidable ETF is 1.19% of the first $250 million, 1.14% over $250 million up to $500 million, and 1.09% in excess of $500 million; Formidable Fortress ETF is 0.89% of the first $250 million, 0.84% over $250 million up to $500 million, and 0.79% over $500 million.

The Advisor has retained Toroso Investments, LLC (the “Sub-Advisor”), to serve as sub-advisor for the Funds. Pursuant to an Investment Sub-Advisory Agreement between the Advisor and the Sub-Advisor (the “Sub-Advisory Agreement”), the Sub-Advisor is responsible for the day-to-day management of the Funds’ trading process, which includes Creation and/or Redemption basket processing. The Sub-Advisor does not select investments for the Funds’ portfolio.

For its services, the Sub-Advisor is paid a fee by the Advisor, which fee is calculated daily and paid monthly, at an annual rate based on the average daily net assets of the Fund of 0.05% for the Formidable ETF and 0.035% for the Formidable Fortress ETF, subject to a minimum of $30,000 per year for each Fund.

SEMI-ANNUAL REPORT

FORMIDABLE ETF FUNDS

Notes to Financial Statements - continued September 30, 2023 (unaudited)

Fund Administrator

Commonwealth Fund Services, Inc. (“CFS”) acts as the Funds’ administrator. As administrator, CFS supervises all aspects of the operations of the Fund except those performed by the Advisor and the Sub-Advisor. For its services, fees to CFS are computed daily and paid monthly. The Advisor pays these fees.

Certain officers of the Trust are also officers and/or directors of CFS. Additionally, Practus LLP, serves as legal counsel to the Trust. John H. Lively, Secretary of the Trust, is Managing Partner of Practus LLP. J. Stephen King, Jr., Assistant Secretary of the Trust, is a Partner of Practus LLP. Gino E. Malaspina, Assistant Secretary of the Trust, serves as Counsel of Practus, LLP. Neither the officers and/or directors of CFS, Mr. Lively, Mr. King or Mr. Malaspina receive any special compensation from the Trust or the Funds for serving as officers of the Trust.

Custodian and Transfer Agent

Citibank, N.A. serves as the Funds’ Custodian and Transfer Agent pursuant to a Global Custodial and Agency Services Agreement. For its services, Citibank N.A. is entitled to a fee. The Advisor pays these fees monthly.

Fund Accountant

Citi Fund Services, Ohio, Inc. serves as the Funds’ Fund Accountant pursuant to a Services Agreement. The Advisor pays these fees monthly.

Distributor

Foreside Fund Services, LLC serves as the Funds’ principal underwriter pursuant to an ETF Distribution Agreement. The Advisor pays the fees for these services monthly.

NOTE 3 – INVESTMENTS

The costs of purchases and proceeds from the sales of securities other than in-kind transactions and short-term securities for the six months ended September 30, 2023 were as follows:

	Purchases	Sales
Formidable ETF	$5,050,520	$4,924,451
Formidable Fortress ETF	6,861,941	5,816,275

SEMI-ANNUAL REPORT

FORMIDABLE ETF FUNDS

Notes to Financial Statements - continued September 30, 2023 (unaudited)

The costs of purchases and proceeds from the sales of in-kind transactions associated with creations and redemptions for the six months ended September 30, 2023 were as follows:

	Purchases	Sales	Realized Gain
Formidable ETF	$458,720	$461,040	$44,205
Formidable Fortress ETF	4,470,686	3,728,274	653,967

NOTE 4 – DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes. For the year ended March 31, 2023, such reclassifications were primarily due to the non-recognition of capital gains and losses from in-kind transactions.

The tax character of the distributions during the six months ended September 30, 2023 and the year ended March 31, 2023 were as follows:

Six months ended September 30, 2023
	Formidable ETF	Formidable Fortress ETF
Distributions paid from:
Ordinary income	$—	$—
Return of capital	—	—
	$—	$—

Year ended March 31, 2023
	Formidable ETF	Formidable Fortress ETF
Distributions paid from:
Ordinary income	$998,837	$118,841
Return of capital	—	3,759
	$998,837	$122,600

SEMI-ANNUAL REPORT

FORMIDABLE ETF FUNDS

Notes to Financial Statements - continued September 30, 2023 (unaudited)

As of September 30, 2023, the components of distributable earnings (accumulated deficits) on a tax basis were as follows:

	Formidable ETF	Formidable Fortress ETF
Accumulated undistributed net investment income (loss)	$689,760	$119,669
Accumulated net realized gain (loss) on investments	(3,378,298)	(1,098,497)
Net unrealized appreciation (depreciation) on investments	(4,350,666)	792,643
	$(7,039,204)	$(186,185)

Cost of investments, purchased options and written options for Federal Income tax purposes and the related tax-based net unrealized appreciation (depreciation) on investments, purchased options and written options consists of:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Total Unrealized Appreciation (Depreciation)
Formidable ETF	$31,646,825	$1,445,672	$(5,796,338)	$(4,350,666)
Formidable Fortress ETF	24,823,268	1,913,838	(1,121,195)	792,643

NOTE 5 – TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST

Shares of the Funds are listed for trading on NYSE Arca, Inc. (the “Exchange”), and trade at market prices rather than at NAV. Shares of the Funds may trade at a price that is greater than, at, or less than NAV. The Funds will issue and redeem Shares at NAV only in large blocks of 10,000 shares (each block of shares is called a “Creation Unit”). Creation Units are issued and redeemed for cash and/or in-kind for securities. Individual shares may only be purchased and sold in secondary market transactions through brokers. Except when aggregated in Creation Units, the shares are not redeemable securities of the Funds.

All orders to create Creation Units must be placed with the Funds’ distributor or transfer agent either (1) through the Continuous Net Settlement System of the NSCC (“Clearing Process”), a clearing agency that is registered with the Securities and Exchange Commission (“SEC”), by a “Participating Party,” i.e., a broker-dealer or other participant in the Clearing Process; or (2) outside the Clearing Process by a DTC Participant. In each case, the Participating Party or the DTC Participant must have executed an agreement with the Distributor with respect to creations

SEMI-ANNUAL REPORT

FORMIDABLE ETF FUNDS

Notes to Financial Statements - continued September 30, 2023 (unaudited)

and redemptions of Creation Units (“Participation Agreement”); such parties are collectively referred to as “APs” or “Authorized Participants.” Investors should contact the Distributor for the names of Authorized Participants. All Fund shares, whether created through or outside the Clearing Process, will be entered on the records of DTC for the account of a DTC Participant.

Shares of beneficial interest transactions for the Funds were:

Formidable ETF
	Six months ended September 30, 2023	Year ended March 31, 2023
Shares sold	25,000	500,000
Shares reinvested	—	—
Shares redeemed	(25,000)	(175,000)
Net increase (decrease)	—	325,000

Formidable Fortress ETF
	Six months ended September 30, 2023	Year ended March 31, 2023
Shares sold	225,000	375,000
Shares reinvested	—	—
Shares redeemed	(150,000)	(200,000)
Net increase (decrease)	75,000	175,000

NOTE 6 – SECTOR RISK

If a fund has significant investments in the securities of issuers in industries within a particular sector, any development affecting that sector will have a greater impact on the value of the net assets of that fund than would be the case if the fund did not have significant investments in that sector. In addition, this may increase the risk of loss of an investment in the fund and increase the volatility of the fund’s NAV per share. From time to time, circumstances may affect a particular sector and the companies within such sector. For instance, economic or market factors, regulation or deregulation, and technological or other developments may negatively impact all companies in a particular sector and therefore the value of a fund’s portfolio will be adversely affected. As of September 30, 2023, 17.57% of the value of the net assets of the Formidable ETF were invested in securities within the Energy sector; 18.37% and 15.34% of the value of the net assets of the Formidable Fortress ETF were invested in securities within the Industrial and Health Care sectors, respectively.

SEMI-ANNUAL REPORT

FORMIDABLE ETF FUNDS

Notes to Financial Statements - continued September 30, 2023 (unaudited)

NOTE 7 – RISKS OF INVESTING IN THE FUNDS

As with all funds, a shareholder is subject to the risk that his or her investment could lose money. The principal risks affecting shareholders’ investments in the Funds are set forth below. An investment in the Funds is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency.

Equity Securities Risk. Since it purchases equity securities, the Funds are subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Funds’ equity securities may fluctuate from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is a principal risk of investing in the Funds.

Market Risk. The market value of securities owned by the Funds may decline, at times sharply and unpredictably.

Active Management Risk. The Advisor’s investment decisions about individual securities impact the Funds’ ability to achieve its investment objective. The Advisor’s judgments about the attractiveness and potential appreciation of particular investments in which the Funds invests may prove to be incorrect and there is no guarantee that the Advisor’s investment strategy will produce the desired results.

Risk of Other Equity Securities. Other equity securities in which the Funds may invest include preferred securities, rights and warrants.

•Preferred Securities. The fixed dividend rate of preferred stocks may cause their prices to behave more like those of debt securities. If interest rates rise, the value of preferred stock having a fixed dividend rate tends to fall. Preferred stock generally ranks behind debt securities in claims for dividends and assets of the issuer in a liquidation or bankruptcy.

•Rights and Warrants. The price of a warrant does not necessarily move parallel to the price of the underlying security and is generally more volatile than that of the underlying security. Rights are similar to warrants, but normally have a shorter duration. The market for rights or warrants may be very limited and it may be difficult to sell them promptly at an acceptable price. Rights and warrants have no voting rights, receive no dividends and have no rights with respect to the assets of the issuer.

SEMI-ANNUAL REPORT

FORMIDABLE ETF FUNDS

Notes to Financial Statements - continued September 30, 2023 (unaudited)

ETF Structure Risks. The Funds are structured as ETFs and as a result are subject to special risks, including:

•Trading Issues Risk. Although it is expected that shares of the Funds will remain listed for trading on NYSE Arca (the “Exchange”), trading in Fund shares on the Exchange may be halted due to market conditions shares inadvisable, such as extraordinary market volatility. There can be no assurance that Fund shares will continue to meet the listing requirements of the Exchange or will trade with any volume. There is no guarantee that an active secondary market will develop for shares of the Funds. In stressed market conditions, the liquidity of shares of the Funds may begin to mirror the liquidity of the Funds’ underlying portfolio holdings, which can be significantly less liquid than shares of the Funds. This adverse effect on liquidity for the Funds’ shares in turn could lead to differences between the market price of the Funds, shares and the underlying value of those shares.

•Market Price Variance Risk. The market prices of shares of the Funds will fluctuate in response to changes in the Funds’ net asset value (“NAV”) and supply and demand for Fund shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. There may be times when the market price and the NAV vary significantly. This means that Fund shares may trade at a discount to NAV. The market price of Shares may deviate from the value of the Funds’ underlying portfolio holdings, particularly in times of market stress, with the result that investors may pay significantly more or receive significantly less than the underlying value of the shares of the Funds bought or sold.

•Authorized Participants (“APs”), Market Makers, and Liquidity Providers Risk. The Funds have a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, shares of the Funds may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

SEMI-ANNUAL REPORT

FORMIDABLE ETF FUNDS

Notes to Financial Statements - continued September 30, 2023 (unaudited)

•Costs of Buying or Selling Shares of the Funds. Due to the costs of buying or selling shares of the Funds, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of shares of the Funds may significantly reduce investment results and an investment in shares of the Funds may not be advisable for investors who anticipate regularly making small investments.

Investment Company Risk. An investment in other investment companies (including other exchange-traded products) is subject to the risks associated with those investment companies, which include, but are not limited to, the risk that such fund’s investment strategy may not produce the intended results; the risk that securities in such fund may underperform in comparison to the general securities markets or other asset classes; and the risk that the fund will be concentrated in a particular issuer, market, industry or sector, and therefore will be especially susceptible to loss due to adverse occurrences affecting that issuer, market, industry or sector. Moreover, the Funds will incur duplicative expenses from such investments, bearing its share of that fund’s expenses while also paying its own advisory fees and trading costs.

Derivatives Risk. The Funds may use derivative instruments such as put and call options on stocks and certain volatility-linked exchange-traded products. There is no guarantee that the use of these instruments by the Funds will work. The value of derivatives may rise or fall more rapidly than other investments. For some derivatives, it is possible to lose more than the amount invested in the derivative. Other risks of investments in derivatives include imperfect correlation between the value of these instruments and the underlying assets; risks of default by the other party to the derivative transactions; risks that the transactions may result in losses that offset gains in portfolio positions; and risks that the derivative transactions may not be liquid. The Funds’ use of derivatives may magnify losses for the Funds.

If the Funds are not successful in employing such instruments in managing its portfolio, its performance will be worse than if it did not invest in such instruments. Successful use by the Funds of options will be subject to its ability to correctly predict movements in the direction of the securities generally or of a particular market segment. In addition, the Funds will pay commissions and other costs in connection with such investments, which may indirectly increase the Funds’ expenses and reduce the return. In utilizing certain derivatives, the Funds’ losses are potentially unlimited. Derivative instruments may also involve the risk that other parties to the derivative contract may fail to meet their obligations, which could cause losses to the Funds.

SEMI-ANNUAL REPORT

FORMIDABLE ETF FUNDS

Notes to Financial Statements - continued September 30, 2023 (unaudited)

FLEX Options Risk. FLEX Options, whose customized exercise prices and expiration dates allow the Fund to more precisely implement its investment strategy than through what could be achieved through the use of standardized option contracts. Options are subject to equity price risk that arises from the possibility that equity security prices will fluctuate affecting the value of the options.

Options Risk. The price of an option, which is a function of interest rates, volatility, dividends, the exercise price, Index or ETF changes, and other market factors, may change rapidly over time. Options may expire unexercised, causing the Fund to lose the premium paid for the options. The Fund could experience a loss if securities underlying the options do not perform as anticipated. There may be an imperfect correlation between the prices of options and movements in the price of the securities or stock indexes on which the options are based.

Large Capitalization Securities Risk. Investments in large capitalization securities as a group could fall out of favor with the market, causing the Funds to underperform investments that focus on small capitalization securities. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies.

Mid and Small Capitalization Stock Risk. The value of mid and small capitalization company stocks or ETFs that invest in stocks of mid and small capitalization companies may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general.

Foreign Securities Risk. To the extent the Funds invest in foreign securities, they may be subject to additional risks not typically associated with investments in domestic securities. These risks may include, among others, currency risk, country risks (political, diplomatic, regional conflicts, terrorism, war, social and economic instability, currency devaluations and policies that have the effect of limiting or restricting foreign investment or the movement of assets), different trading practices, less government supervision, less publicly available information, limited trading markets and greater volatility.

Leverage Risk. The Funds do not seek leveraged returns but as a result of the Funds’ use of certain derivatives it may create investment leverage. This means that the derivative position may provide the Funds with investment exposure greater than the value of the Funds’ investment in the derivative. As a result, these derivatives may magnify losses to the Funds, and even a small market movement may result in significant losses to the Funds.

SEMI-ANNUAL REPORT

FORMIDABLE ETF FUNDS

Notes to Financial Statements - continued September 30, 2023 (unaudited)

Issuer Non-Diversification Risk. The Funds are non-diversified, meaning that they are permitted to invest a larger percentage of their assets in fewer issuers than diversified funds. Thus, the Funds may be more susceptible to adverse developments affecting any single issuer held in its portfolio and may be more susceptible to greater losses because of these developments.

Investment Strategy Risk. The Funds’ investments in securities that the Advisor believes will perform well in a certain macroeconomic environment may not perform as expected. In addition, the Funds’ investment approach may be out of favor at times, causing it to underperform other portfolios that have a similar investment objective.

Investment Risk. When you sell your shares of the Funds, they could be worth less than what you paid for them. Therefore, as with any investment, you may lose some or all of your investment by investing in the Funds.

REITs. Investing in real estate investment trusts (“REITs”) involves unique risks. When the Funds invests in REITs, it is subject to risks generally associated with investing in real estate. A REIT’s performance depends on the types and locations of the properties it owns, how well it manages those properties and cash flow. REITs may have limited financial resources, may trade less frequently and in limited volume, may engage in dilutive offerings, and may be subject to more abrupt or erratic price movements than the overall securities markets. In addition to its own expenses, the Funds will indirectly bear their proportionate share of any management and other expenses paid by REITs in which it invests. U.S. REITs are subject to a number of highly technical tax-related rules and requirements; and a U.S. REIT’s failure to qualify for the favorable U.S. federal income tax treatment generally available to U.S. REITs could result in corporate-level taxation, significantly reducing the return on an investment to the Funds.

ETN Risk. ETNs are senior, unsecured, unsubordinated debt securities of an issuer that are designed to provide returns that are linked to a particular benchmark. ETNs do not provide principal protection and may not make periodic coupon payments. ETNs have a maturity date and generally are backed only by the creditworthiness of the issuer. As a result, ETNs are subject to credit risk, which is the risk that the issuer cannot pay interest or repay principal when it is due.

Depositary Receipts. Depositary receipts are generally subject to the same risks that the foreign securities that they evidence or into which they may be converted are, and they may be less liquid than the underlying shares in their primary trading market. Any distributions paid to the holders of depositary receipts are usually subject to a fee charged by the depositary. Holders of

SEMI-ANNUAL REPORT

FORMIDABLE ETF FUNDS

Notes to Financial Statements - continued September 30, 2023 (unaudited)

depositary receipts may have limited voting rights, and investment restrictions in certain countries may adversely impact the value of depositary receipts because such restrictions may limit the ability to convert equity shares into depositary receipts and vice versa. Such restrictions may cause equity shares of the underlying issuer to trade at a discount or premium to the market price of the depositary receipts.

Risk of Highly Volatile Markets. The prices of the derivative instruments in which the Funds may invest, including options and volatility-linked exchange-traded products, can be highly volatile. Price movements of the derivative instruments in which the Funds are invested are influenced by, among other things, interest rates, changing supply and demand relationships, trade, fiscal, monetary and exchange control programs and policies of governments, and national and international political and economic events and policies. The Funds are also subject to the risk of failure of any of the exchanges on which its derivative instrument positions trade or failure of their clearinghouses.

Liquidity Risk. The Funds are subject to liquidity risk primarily due to its investments in derivatives. Investments in illiquid assets involve the risk that the Funds may be unable to sell such assets or sell them at a reasonable price. Derivatives, especially when traded in large amounts, may not always be liquid. In such cases, in volatile markets the Funds may not be able to close out a position without incurring a loss. Daily limits on price fluctuations and speculative position limits on exchanges on which the Funds may conduct its transactions in derivatives may prevent profitable liquidation of positions, subjecting the Funds to potentially greater losses.

Other Risks for the Funds

Market Disruption and Geopolitical Events. Geopolitical and other events, such as war, terrorist attacks, natural disasters, epidemics or pandemics could result in unplanned or significant securities market closures, volatility or declines. Russia’s recent military invasion of Ukraine and the resulting broad-ranging economic sanctions imposed by the United States and other countries, as well as the potential spillover effects of Israel-Hamas war, may continue to disrupt securities markets and adversely affect global economies and companies, thereby decreasing the value of the Funds’ investments. Additionally, sudden or significant changes in the supply or prices of commodities or other economic inputs may have material and unexpected effects on both global securities markets and individual countries, regions, industries, or companies, which could reduce the value of the Funds’ investments.

SEMI-ANNUAL REPORT

FORMIDABLE ETF FUNDS

Notes to Financial Statements - continued September 30, 2023 (unaudited)

Cyber Security Risk. Failures or breaches of the electronic systems of the Advisor and the Funds’ other service providers, market makers, Authorized Participants, or the issuers of securities in which the Funds invest have the ability to cause disruptions and negatively impact the Funds’ business operations, potentially resulting in financial losses to the Funds and its shareholders. While the Funds have established business continuity plans and risk management systems seeking to address system breaches or failures, there are inherent limitations in such plans and systems. Furthermore, the Funds cannot control the cyber security plans and systems of the Funds’ service providers, market makers, or issuers of securities in which the Funds invests.

NOTE 8 – SUBSEQUENT EVENTS

Management has evaluated all transactions and events subsequent to the date of the Statements of Assets and Liabilities through the date on which these financial statements were issued. Except as already included in the notes to these financial statements, no additional items require disclosure.

SEMI-ANNUAL REPORT

ETF OPPORTUNITIEs Trust (the “Trust”)

Supplemental Information (unaudited)

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to securities held in each Fund’s portfolio is available, without charge and upon request, by calling 833-600-5704 or on the SEC’s website at https://www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent twelve months ended June 30 is available on or through the SEC’s website at https://www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Funds file with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-PORT”. These filings are available, without charge and upon request, by calling 833-600-5704 or on the SEC’s website at https://ww.sec.gov.

FUND’S LIQUIDITY RISK MANAGEMENT PROGRAM

The Funds have adopted and implemented a written liquidity risk management program as required by Rule 22e-4 under the 1940 Act. The program is reasonably designed to assess and manage the Funds’ liquidity risk, taking into consideration the Funds’ investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions; its short and long-term cash flow projections; and its cash holdings. The Funds’ Board of Trustees approved the appointment of the Advisor as the Funds’ Liquidity Risk Management Administrator. The Advisor has appointed representatives from their compliance, trading, and portfolio management departments to assist in the program’s administration and oversight and for reporting to the Board on at least an annual basis regarding the program’s operation and effectiveness. The Liquidity Risk Management Administrator performed an assessment of the Funds’ liquidity risk profile, considering information gathered and its actual experience in administering the program and presented a written report to the Board of Trustees for consideration during the period covered by this semi-annual report. The report concluded that (i) the Funds did not experience significant liquidity challenges during the covered period; (ii) the Funds’ investment strategies remain appropriate for an open-end fund; and (iii) the Funds’ liquidity risk management program is reasonably designed to assess and manage its liquidity risk.

FORMIDABLE ETF FUNDS

Fund Expenses (unaudited)

SEMI-ANNUAL REPORT

Fund Expenses Example

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares, and (2) other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds. The example is based on an investment of $1,000 invested at the beginning of the period, April 1, 2023 and held for the six months period ended September 30, 2023.

Actual Expenses Example

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000= 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions on purchases and sales of Fund shares. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

SEMI-ANNUAL REPORT

FORMIDABLE ETF FUNDS

Fund Expenses (unaudited) - continued

	Beginning Account Value 4/1/23	Ending Account Value 9/30/23	Annualized Expense Ratio	Expenses Paid During Period Ended 9/30/23*
Formidable ETF
Actual	$1,000.00	$ 961.95	1.19%	$5.84
Hypothetical**	$1,000.00	$1,019.05	1.19%	$6.01
Formidable Fortress ETF
Actual	$1,000.00	$1,003.81	0.89%	$4.46
Hypothetical**	$1,000.00	$1,020.55	0.89%	$4.50

*Expenses are equal to the Funds’ annualized expense ratio, multiplied by the average account value for the period, multiplied by 183 days in the most recent fiscal period divided by 366 days in the current year.

**5% return before expenses.

FORMIDABLE ETF FUNDS

Privacy Notice

SEMI-ANNUAL REPORT

The following is a description of the Funds’ policies regarding disclosure of nonpublic personal information that you provide to the Funds or that the Funds collect from other sources. In the event that you hold shares of the Funds through a broker-dealer or other financial intermediary, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with unaffiliated third parties.

Categories of Information the Funds Collect. The Funds collect the following nonpublic personal information about you:

•Information the Funds receive from you on or in applications or other forms, correspondence, or conversations (such as your name, address, phone number, social security number, assets, income and date of birth); and

•Information about your transactions with the Funds, its affiliates, or others (such as your account number and balance, payment history, parties to transactions, cost basis information, and other financial information).

Categories of Information the Funds Disclose. The Funds do not disclose any non-public personal information about their current or former shareholders to unaffiliated third parties, except as required or permitted by law. The Funds are permitted by law to disclose all of the information it collects, as described above, to their service providers (such as the Funds’ custodian, administrator and transfer agent) to process your transactions and otherwise provide services to you.

Confidentiality and Security. The Funds restrict access to your nonpublic personal information to those persons who require such information to provide products or services to you. The Funds maintain physical, electronic, and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

The Funds’ Privacy Notice is not part of this semi-annual report.

Investment Advisor:

Formidable Asset Management, LLC
221 East Fourth Street, Suite 2700
Cincinnati, Ohio 45202

Distributor:

Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, Maine 04101

Fund Administration:

Commonwealth Fund Services, Inc.
8730 Stony Point Parkway, Suite 205
Richmond, Virginia 23235

Fund Accountant, Transfer Agent and Custodian:

Citi Fund Services Ohio, Inc. and Citibank, N.A.
4400 Easton Commons, Suite 200
Columbus, Ohio 43219

Legal Counsel:

Practus LLP
11300 Tomahawk Creek Parkway, Suite 310
Leawood, Kansas 66211

Independent Registered Public Accounting Firm:

Cohen & Company, Ltd.
1350 Euclid Avenue, Suite 800
Cleveland, Ohio 44115

ITEM 1(b).	Not applicable.

ITEM 2.	CODE OF ETHICS.

Not applicable when filing a semi-annual report to shareholders.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a semi-annual report to shareholders.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a semi-annual report to shareholders.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a) Schedule filed under Item 1 of the Form.

(b) Not applicable.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-ENDMANAGEMENT INVESTMENT COMPANY AND AFFILIATEDPURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a- 15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d- 15(b)).

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	EXHIBITS.

(a)(1) Code of ethics

Not applicable when filing a semi-annual report to shareholders.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3) Solicitations to purchase securities under Rule 23c-1 under the Act: Not applicable.

(a)(4) Change in registrant’s independent public account: Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:   ETF Opportunities Trust

By (Signature and Title)*:	/s/ Karen Shupe
Karen Shupe Principal Executive Officer
Date: December 8, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*:	/s/ Karen Shupe
Karen Shupe Principal Executive Officer
Date: December 8, 2023

By (Signature and Title)*:	/s/ Ann MacDonald
Ann MacDonald Principal Financial Officer
Date: December 8, 2023

* Print the name and title of each signing officer under his or her signature.